Cover	Jan. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2025
Entity File Number	000-56335
Entity Registrant Name	WeCapital Holdings, Inc.
Entity Central Index Key	0001880249
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	NV
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false